The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Variable Portfolio – Select Large Cap Growth Fund and Columbia Variable Portfolio – Small Company Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 16, 2012 (Accession No.0001193125-12-302951), which is incorporated herein by reference.